Summary of Significant Accounting Policies - Schedule of Exchange Rates (Details)	Jun. 30, 2025	Dec. 31, 2024	Jun. 30, 2024
Period Ended spot [Member]
Schedule of Exchange Rates [Line Items]
Exchange rates	7.1636	7.2993	7.2672
Period Average [Member]
Schedule of Exchange Rates [Line Items]
Exchange rates	7.2526	7.1957	7.215